Commitments and Contingencies - Derivative Commitments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Derivative, liability position, fair value	$ 294
Collateral posted, fair value	$ 461